Income Taxes - Components of income tax expense (benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 26	$ 76	$ 116
Deferred	(19)	52	(99)
Total income tax expense	$ 7	$ 128	$ 17